Goodwill and Other Intangible Assets (Summary of Terminal Growth Rate and Corresponding Discount Rate) (Detail) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of goodwill allocated to CGUs [Line Items]
Forecasted EBITDA over forecast period		$ 7,600,000,000	$ 7,500,000,000
Change in value assigned to key assumption which would result in an impairment	25.00%
Amount the carrying amount of goodwill would be impaired if change in key assumption occurred	$ 500,000,000
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.30%			7.70%
Terminal Growth Rate	2.50%			2.50%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	9.30%			7.80%
Terminal Growth Rate	2.00%			2.00%
North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate		8.50%	8.00%
Terminal Growth Rate		2.50%	2.50%
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.90%			8.00%
Terminal Growth Rate	2.00%			2.00%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	16.00%			15.50%
Terminal Growth Rate	6.00%			6.20%